OPERATING SEGMENT INFORMATION - Additional Information (Details) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020 EUR (€) Employees	Jun. 30, 2019 EUR (€)	Jun. 30, 2020 EUR (€) Employees	Jun. 30, 2019 EUR (€)
Disclosure of operating segments [line items]
Number of employees | Employees	12,400		12,400
Revenue	€ 1,031	€ 1,538	€ 2,468	€ 3,074
P&ARP
Disclosure of operating segments [line items]
Revenue	564	819	1,313	1,645
A&T
Disclosure of operating segments [line items]
Revenue	247	372	596	739
AS&I
Disclosure of operating segments [line items]
Revenue	€ 220	€ 347	€ 559	€ 690